Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions
Related Party Balances and Transactions
14.	Related Party Balances and Transactions

The table below sets major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Tencent Holdings Limited and its subsidiaries (“Tencent Group”)	Shareholder of the Group

Detail of related party balances and transactions as of and for the years ended December 31, 2022, 2023 and 2024 are as follows:

(1)	Service provided by related parties:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Marketing services from Tencent Group(1)	20,688	79,469	5,282
Payment processing services from Tencent Group(2)	27,812	23,759	21,954
Cloud technology services from Tencent Group(3)	35,260	31,357	30,748
Others	114	891	2,228
Total	83,874	135,476	60,212
(1)	The Group entered into a series of cooperation agreements with Tencent Group since 2020. The Group uses Tencent Group as its platform to provide marketing service.
(2)

The Group entered into a series of agreements with Tencent Group in 2016. The Group uses weixin pay (from Tencent Group) as one of its payment processing platforms to collect cash from insurance policy holders, participants of its mutual aid plan, and users on its medical crowdfunding platform. Tencent Group charges service fee for each transaction processed.

(3)	The Group entered into a series of agreements with Tencent Group since 2018. Tencent Group provides cloud technology services to the Group.

14.	Related Party Balances and Transactions (continued)
(2)	Service provided to related parties:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Advertising services to Tencent Group	962	560	1,121
Total	962	560	1,121

(3)	Amount due from related parties:

	As of December 31,
	2023	2024
	RMB	RMB
Tencent Group(1)	65	257
Total	65	257
(1)

In addition, prepayments of RMB10,059 and RMB4,781 were recorded separately as of December 31, 2023 and 2024 under “Prepaid expense and other assets” in relation to the traffic channel service fee paid to Tencent Group, and the balance is amortized based on traffic volume consumed.

(4)	Amount due to related parties:

	As of December 31,
	2023	2024
	RMB	RMB
Cloud technology services from Tencent Group	9,509	10,363
Others	—	253
Total	9,509	10,616